Summary of Significant Accounting Policies Fuel Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Other	$ 54.6	$ 81.8
Public Utilities, Inventory, Fuel [Member]
Public Utilities, Inventory	84.3	$ 82.4
Other Assets			$ 11.0
Other	$ 2.8